SHAREHOLDERS' EQUITY (Details)	Feb. 26, 2019 USD ($) $ / shares shares	Dec. 10, 2018 shares	Oct. 23, 2018 shares	Oct. 19, 2018 shares	Aug. 24, 2018 shares	Jun. 30, 2019 $ / shares shares	Feb. 25, 2019 USD ($) $ / shares shares	Aug. 21, 2018 $ / shares shares	Jun. 30, 2018 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000					50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, par value | $ / shares	$ 0.00284					$ 0.00284	$ 0.001	$ 0.001	$ 0.00284
Ordinary Shares issued to certain founder shareholders					50,000,000
Number of shares returned to the Company and cancelled		4,500,000
Reverse split ratio	0.35
Increase in amount of authorized share capital | $	$ 142,000						$ 50,000
Ordinary shares, shares issued						16,021,126.7606			17,605,633.8028
Ordinary shares, shares outstanding						16,021,126.7606			17,605,633.8028
Mr. Bo Jiang, chairman
Class of Stock [Line Items]
Number of shares transferred				5,000,000
ATIF Holdings Limited [Member]
Class of Stock [Line Items]
Number of shares transferred			4,500,000